Microsoft Investment - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended
	Apr. 27, 2013 Microsoft Commitment	Apr. 27, 2013 Microsoft Other Commitment	Apr. 27, 2012 NewCo	Apr. 27, 2012 NewCo Morrison Series A Preferred	Apr. 27, 2012 NewCo Microsoft	Apr. 27, 2012 NewCo Microsoft Series A Preferred
Subsidiary, Sale of Stock [Line Items]
Preferred stock issued				300,000		300,000
Preferred stock issued, aggregate purchase price				$ 300,000		$ 300,000
Percentage of common membership interest					17.60%
Percentage of common membership interest owned by Nook media			82.40%
Advance payments term	3 years	5 years
Advance payments	$ 60,000	$ 25,000